AFA PRIVATE CREDIT FUND

Schedule of Investments

July 31, 2024 (Unaudited)

	Geographic Region	Acquisition Date	Cost/Principal	Fair Value	Percent of Net Assets
Investments in Asset Based Lending
Commercial Real Estate Bridge Lending (1.43%)
Limerick Logistics Center 12.6% 6/4/2025(a)(b)	North America	February, 2024	$3,000,000	$3,029,821	1.43%
Physical Asset Based Lending (0.63%)
AF Funding XII LLC – Coinvestment, Prime +3%, 10/5/2025(a)(b)	North America	October, 2023	1,435,564	1,326,307	0.63%
Total Asset Based Lending (Cost $4,435,564) (2.06%)			4,435,564	4,356,128

Investments in Underlying Funds
Primary Underlying Funds
Commercial Asset Based Lending (5.80%)
Callodine Asset Based Loan Fund II, LP(a)	North America	September, 2022	2,697,088	2,668,801	1.26%
Callodine Perpetual ABL Fund LP(a)	North America	July, 2023	9,411,228	9,597,712	4.54%
Commercial Real Estate Bridge Lending (11.10%)
1543 Oceania Credit Opportunities Fund(a)(c)	North America	February, 2024	13,780,000	14,389,912	6.81%
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	8,900,000	9,070,029	4.29%
Diversified Asset-Based Lending (10.75%)
Matterhorn Partners LP(a)(c)	North America	December, 2023	4,785,293	5,106,057	2.42%
OHPC LP(a)(c)	North America	April, 2022	17,500,000	17,612,150	8.33%
Ginnie Mae Early Buyout (0.20%)
Lynx EBO Fund II(c) SP, 3,500 Shares(a)(c)	North America	October, 2021	634,126	417,707	0.20%
Government Contract Financing (3.18%)
Leonid Credit Income Fund LP(a)(c)	North America	April, 2024	6,500,000	6,730,350	3.18%
Opportunistic Real Estate Lending (3.74%)
Mavik Real Estate Special Opportunities Fund, LP(a)	North America	July, 2022	7,319,374	7,902,074	3.74%
Litigation Financing (13.58%)
EAJF ESQ Fund LP(a)	North America	November, 2023	13,000,000	14,531,149	6.87%
Rocade Capital Fund IV LP(a)(c)	North America	May, 2023	12,800,000	14,186,851	6.71%
Other Specialty Finance (6.65%)
Pier Special Opportunities Fund LP(a)	North America	December, 2022	13,424,493	14,063,228	6.65%
Portfolio Finance (1.29%)
HCM U.S. Feeder, LP(a)	North America	July, 2022	2,500,000	2,735,041	1.29%
Real Asset Lending (0.67%)
Nebari Natural Resources Credit Fund II SPC(a)	Cayman Islands	February, 2023	1,315,098	1,418,727	0.67%
Small Business Lending (7.75%)
Feenix High Income Strategies GP LLC(a)	North America	February, 2024	4,000,000	4,051,104	1.92%
FVP Opportunity Fund IV LP(a)	North America	June, 2023	12,000,000	12,325,904	5.83%
Specialty Finance Asset Based Lending (28.13%)
Coromandel Credit Income Evergreen Fund LP(a)(c)	North America	July, 2024	10,000,000	10,141,703	4.80%
CoVenture Credit Opportunities Partners Fund LP(a)	North America	July, 2022	8,000,000	8,204,074	3.88%
Bastion Funding V LP(a)	North America	October, 2023	18,000,000	18,677,511	8.83%
Medalist Asset-Based Credit Fund III LP(a)	North America	July, 2023	8,932,479	9,017,532	4.27%
Rivonia Road Fund LP(a)	North America	June, 2023	12,000,000	13,418,913	6.35%
Total Primary Investments (Cost $187,499,179) (92.84%)			187,499,179	196,266,529
Total Investments in Underlying Funds (Cost $191,934,743) (94.90%)			191,934,743	200,622,657

Short-Term Investments
Money Market Fund (1.50%)
UMB Bank, Money Market Special II, 5.18% - 3,166,220 Shares(d)	North America	June, 2023	3,166,220	3,166,220	1.50%
Total Short-Term Investments (Cost $3,166,220) (1.50%)			3,166,220	3,166,220

Total Investments (Cost $195,100,963) (96.40%)				$203,788,877
Assets less other liabilities (3.60%)				7,621,081
Net Assets - 100.00%				$211,409,958

a Underlying Funds are restricted as to resale.

b Level 3 securities fair valued using significant unobservable inputs.

c Non-income producing.

d The rate quoted is the annualized seven-day yield of the fund at the period end.